INCOME TAXES - Effective Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Effective income / (loss) tax at French statutory tax rate	€ 333	€ (614)	€ (6)
Income of foreign subsidiaries taxed at different tax rates	9	(51)	(124)
Effect of net operating loss carry-forwards and valuation allowances	(858)	189	(210)
Non-taxable debt fair value variation			235
Permanent differences	(159)	(251)	(392)
Effect of cancellation of intra-group positions	152	(54)	35
French business tax included in income tax (CVAE)	(156)	(159)	(161)
Other	164	263	265
Effective income (loss) tax	€ (516)	€ (679)	€ (358)